FAIR VALUE OF FINANCIAL INSTRUMENTS - Unobservable Inputs (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value	$ 907	$ 190
Fair Value
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value	907
Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value	726	$ 190
Level 3 | Embedded Derivative Financial Instruments
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value	$ 907